SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
Text block [abstract]
SUBSEQUENT EVENTS
19.	SUBSEQUENT EVENTS
Subsequent to December 31, 2022,

60,000
stock options were exercised for gross proceeds of
$171,
 and
500,000
 stock options were granted.
On January 6, 2023, NexGen established an
at-the-market
equity program (“ATM Program”) which allows it to issue up to $250 million of common shares to the public, from time to time, at its discretion. Since the establishment of the ATM Program, 4,494,959 shares have been issued at a weighted average price of $6.23 per share for gross proceeds of $28.0 million less commissions of $280 for net proceeds of $27.7 million.